UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Dividend Achievers Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Enhanced Dividend
Achievers Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—94.7%
		Common Stocks—94.7%
		Aerospace & Defense—0.3%
39,000		United Technologies Corp.	$2,845,830
		Automotive—0.4%
84,300		Genuine Parts Co.	4,010,994
		Basic Materials—1.1%
86,500		PPG Industries, Inc.	6,597,355
183,500		RPM Intl., Inc.	4,314,085
		Total Basic Materials	10,911,440
		Consumer Products—12.8%
577,700	[1]	Altria Group, Inc.	38,399,719
105,000		Anheuser-Busch Cos., Inc.	5,120,850
645,200		Coca-Cola Co. (The)	33,621,372
129,100		Home Depot, Inc.	4,798,647
218,500		Kimberly-Clark Corp.	14,698,495
154,300		La-Z-Boy, Inc.	1,544,543
191,500		McDonald's Corp.	9,167,105
86,100		Procter & Gamble Co.	5,326,146
80,800		Stanley Works (The)	4,470,664
90,900		Universal Corp.	5,018,589
32,900		VF Corp.	2,822,491
		Total Consumer Products	124,988,621
		Energy—13.3%
188,000	[1]	Atmos Energy Corp.	5,277,160
126,600		Black Hills Corp.	4,722,180
544,200		Chevron Corp.	46,398,492
415,200		Consolidated Edison, Inc.	18,135,936
143,100		Exxon Mobil Corp.	12,182,103
192,340		Integrys Energy Group, Inc.	9,518,907
73,100		National Fuel Gas Co.	3,168,885
84,100		Otter Tail Corp.	2,477,586
232,000		Pinnacle West Capital Corp.	8,695,360
354,300		Progress Energy, Inc.	15,468,738
142,100		Vectren Corp.	3,548,237
		Total Energy	129,593,584
		Financial Institutions—38.6%
41,600		Allstate Corp. (The)	2,211,040
182,700		Arthur J. Gallagher & Co.	5,038,866
206,800	[1]	BancorpSouth, Inc.	4,828,780
972,800		Bank of America Corp.	46,130,176
429,400	[1]	BB&T Corp.	16,068,148
91,300		Chemical Financial Corp.	1,988,514
943,582	[1]	Citigroup, Inc.	43,942,614
287,700		Comerica, Inc.	15,150,282
620,600		Fifth Third Bancorp	22,893,934
207,200		First Commonwealth Financial Corp.	1,964,256
174,800		FirstMerit Corp.	3,204,084
149,700		FNB Corp.	2,246,997
42,200		Franklin Resources, Inc.	5,375,014
325,100		Freddie Mac	18,618,477
293,701		Fulton Financial Corp.	3,882,727
194,300		KeyCorp	6,740,267
149,900		Lincoln National Corp.	9,041,968
95,500		Mercury General Corp.	4,944,990
657,300		National City Corp.	19,318,047
129,600		Old Republic Intl. Corp.	2,379,456
124,300		SunTrust Banks, Inc.	9,732,690
138,900		T. Rowe Price Group, Inc.	7,240,857
1,183,900		U.S. Bancorp	35,457,805
226,552		Washington Federal, Inc.	5,104,216
1,072,300		Washington Mutual, Inc.	40,243,419
1,275,962		Wells Fargo & Co.	43,089,237
		Total Financial Institutions	376,836,861
		Health Care—11.0%
88,200	[1]	Abbott Laboratories	4,470,858
574,500		Eli Lilly & Co.	31,074,705
212,600		Johnson & Johnson	12,862,300
338,538		Merck & Co., Inc.	16,808,412
1,813,300	[1]	Pfizer, Inc.	42,630,683
		Total Health Care	107,846,958
		Industrials—6.4%
77,900	[1]	3M Co.	6,926,868
175,000		Briggs & Stratton Corp.	4,963,000
35,500		Caterpillar, Inc.	2,797,400
109,900		Emerson Electric Co.	5,172,993
1,088,900		General Electric Co.	42,205,764
		Total Industrials	62,066,025
		Real Estate Investment Trusts—3.5%
53,000		Colonial Properties Trust	1,833,270
142,800		Duke Realty Corp.	4,668,132
76,500		General Growth Properties, Inc.	3,670,470
161,300		Health Care Property Investors, Inc.	4,393,812
117,400		Healthcare Realty Trust, Inc.	2,726,028
54,000		Home Properties, Inc.	2,500,200
71,700		Kimco Realty Corp.	2,676,561
144,700		Lexington Realty Trust	2,730,489
53,200		Liberty Property Trust	1,995,532
120,500		National Retail Properties, Inc.	2,610,030
83,200		Sun Communities, Inc.	2,264,704
102,400		United Dominion Realty Trust, Inc.	2,364,416
		Total Real Estate Investment Trusts	34,433,644
		Technology—2.3%
51,100		Intl. Business Machines Corp.	5,654,215
160,700		Linear Technology Corp.	5,728,955
244,600		Pitney Bowes, Inc.	11,276,060
		Total Technology	22,659,230
		Telecommunications—5.0%
1,239,900	[1]	AT&T, Inc.	48,554,484
		Total Common Stocks
		(cost $962,116,329)	924,747,671
		SHORT-TERM INVESTMENTS—5.3%
		Money Market Fund—2.4%
23,813,970	[2]	Fidelity Institutional Money Market Prime Portfolio, 4.99%	23,813,970
Principal
Amount
		U.S. Government and Agency Discount Notes—2.9%
$27,900,000	[3]	Federal Home Loan Bank Disc. Notes, 5.09%, 8/01/07	27,900,000
		Total Short-Term Investments
		(cost $51,713,970)	51,713,970
Contracts
		OUTSTANDING CALL OPTION PURCHASED—0.0%
139		Washington Mutual, Inc., strike price $42.50, expires 08/20/07 (cost $1,529)	695
		Total Investments before outstanding options written
		(cost $1,013,831,8284)	976,462,336
		OUTSTANDING OPTIONS WRITTEN—(0.7)%
		OUTSTANDING CALL OPTIONS WRITTEN—(0.6)%
(430)		3M Co., strike price $90, expires 08/20/07	(60,200)
(485)		Abbott Laboratories, strike price $55, expires 08/20/07	(4,850)
(250)		Allstate Corp. (The), strike price $57.75, expires 09/28/07	(16,858)
(248,000)		Altria Group, Inc., strike price $71.30, expires 09/21/07	(200,582)
(500)		Altria Group, Inc., strike price $71.75, expires 08/31/07	(17,335)

BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(32,000)	Anheuser-Busch Cos., Inc., strike price $52.60, expires 08/17/07	$(2,672)
(260)	Anheuser-Busch Cos., Inc., strike price $55, expires 08/20/07	(1,300)
(55,000)	Arthur J. Gallagher & Co., strike price $28.70, expires 08/17/07	(8,794)
(460)	Arthur J. Gallagher & Co., strike price $29, expires 09/28/07	(12,701)
(392,000)	AT&T, Inc., strike price $40.50, expires 08/10/07	(63,857)
(113,000)	AT&T, Inc., strike price $41.10, expires 10/19/07	(110,548)
(20,000)	AT&T, Inc., strike price $41.50, expires 11/16/07	(25,404)
(157,000)	AT&T, Inc., strike price $41.72, expires 09/21/07	(79,536)
(90,200)	Atmos Energy Corp., strike price $28.75, expires 10/04/07	(56,826)
(340)	BancorpSouth, Inc., strike price $25, expires 08/20/07	(8,500)
(400)	BancorpSouth, Inc., strike price $25, expires 10/22/07	(24,000)
(1,775)	Bank of America Corp., strike price $50, expires 09/24/07	(115,375)
(800)	Bank of America Corp., strike price $52.50, expires 08/20/07	(4,000)
(775)	Bank of America Corp., strike price $52.50, expires 11/19/07	(54,250)
(100,000)	Bank of America Corp., strike price $53.40, expires 08/31/07	(9,430)
(1,000)	BB&T Corp., strike price $42.50, expires 09/24/07	(20,000)
(500)	BB&T Corp., strike price $43, expires 08/10/07	(10)
(16,000)	Black Hills Corp., strike price $41.65, expires 09/21/07	(1,723)
(250)	Black Hills Corp., strike price $41.75, expires 08/10/07	(135)
(96,000)	Briggs & Statton Corp., strike price $30.75, expires 09/21/07	(82,186)
(195)	Caterpillar, Inc., strike price $87, expires 11/13/07	(49,891)
(24,200)	Chemical Financial Corp., strike price $25, expires 08/27/07	(987)
(2,605)	Chevron Corp., strike price $80.88, expires 08/03/07	(1,153,155)
(350)	Chevron Corp., strike price $95, expires 08/20/07	(5,250)
(2,000)	Citigroup, Inc., strike price $52.75, expires 09/14/07	(47,000)
(782)	Citigroup, Inc., strike price $55, expires 08/20/07	(3,910)
(1,000)	Citigroup, Inc., strike price $55, expires 09/24/07	(15,000)
(600)	Citigroup, Inc., strike price $55, expires 11/13/07	(16,662)
(200)	Citigroup, Inc., strike price $55, expires 12/24/07	(12,000)
(60,000)	Citigroup, Inc., strike price $55.50, expires 11/16/07	(15,150)
(174,000)	Coca-Cola Co. (The), strike price $53.05, expires 09/14/07	(175,375)
(114,000)	Coca-Cola Co. (The), strike price $53.27, expires 08/17/07	(39,159)
(67,000)	Coca-Cola Co. (The), strike price $53.75, expires 10/19/07	(75,033)
(29,000)	Colonial Properties Trust, strike price $38.75, expires 09/06/07	(17,568)
(500)	Comerica, Inc., strike price $60, expires 10/22/07	(35,000)
(108,000)	Comerica, Inc., strike price $61, expires 09/21/07	(22,658)
(46,000)	Consolidated Edison, Inc., strike price $47.74, expires 09/14/07	(8,708)
(353)	Duke Realty Corp., strike price $37.75, expires 08/30/07	(734)
(2,100)	Eli Lilly & Co., strike price $60, expires 10/22/07	(94,500)
(106,000)	Eli Lilly & Co., strike price $60.25, expires 11/16/07	(70,617)
(600)	Emerson Electric Co., strike price $50, expires 08/20/07	(36,000)
(810)	Exxon Mobil Corp., strike price $95, expires 10/22/07	(105,300)
(1,500)	Fifth Third Bancorp, strike price $40, expires 09/24/07	(105,000)
(114,000)	Fifth Third Bancorp, strike price $40.90, expires 09/14/07	(29,788)
(35,000)	Fifth Third Bancorp, strike price $41.38, expires 08/17/07	(1,053)
(35,000)	Fifth Third Bancorp, strike price $42.22, expires 09/21/07	(6,146)
(230)	Franklin Resources, Inc., strike price $145, expires 09/24/07	(28,750)
(800)	Freddie Mac, strike price $65, expires 10/22/07	(76,000)
(20,000)	Freddie Mac, strike price $66.61, expires 08/17/07	(164)
(105,000)	General Electric Co., strike price $37.26, expires 08/17/07	(180,747)
(500)	General Electric Co., strike price $37.50, expires 09/24/07	(125,500)
(100,000)	General Electric Co., strike price $38.10, expires 08/17/07	(110,850)
(135,000)	General Electric Co., strike price $38.15, expires 09/14/07	(207,603)
(100,000)	General Electric Co., strike price $41.13, expires 09/28/07	(31,330)
(301)	General Electric Co., strike price $42.50, expires 12/24/07	(27,090)
(420)	General Growth Properties, Inc., strike price $52, expires 10/12/07	(56,700)
(460)	Genuine Parts Co., strike price $50, expires 08/20/07	(13,800)
(60,000)	Health Care Property Investors, Inc., strike price $32.84, expires 08/17/07	(834)
(35,000)	Home Depot, Inc., strike price $41.15, expires 08/17/07	(3,696)
(23,800)	Home Properties, Inc., strike price $55.50, expires 08/17/07	(124)
(280)	Intl. Business Machines Corp., strike price $106, expires 08/27/07	(162,798)
(550)	Johnson & Johnson, strike price $64.13, expires 10/26/07	(43,060)
(360)	Johnson & Johnson, strike price $65.25, expires 08/23/07	(3,719)
(570)	KeyCorp, strike price $37.38, expires 08/03/07	(1)
(500)	KeyCorp, strike price $37.50, expires 09/24/07	(20,000)
(840)	Kimberly-Clark Corp., strike price $70, expires 08/20/07	(42,000)
(360)	Kimberly-Clark Corp., strike price $70, expires 09/11/07	(25,992)
(238)	Kimco Realty Corp., strike price $40, expires 10/22/07	(30,940)
(400)	La-Z-Boy, Inc., strike price $12, expires 08/13/07	(4)
(25,000)	Lexington Realty Trust, strike price $21.50, expires 08/17/07	(5)
(25,000)	Lexington Realty Trust, strike price $21.50, expires 09/21/07	(500)

BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(30,000)	Lexington Realty Trust, strike price $21.60, expires 10/19/07	$(1,467)
(580)	Lincoln National Corp., strike price $70, expires 10/22/07	(31,900)
(250)	Lincoln National Corp., strike price $73, expires 08/10/07	—
(250)	Linear Technology Corp., strike price $38.38, expires 08/03/07	—
(63,000)	Linear Technology Corp., strike price $38.40, expires 08/17/07	(3,774)
(520)	McDonald's Corp., strike price $52.50, expires 08/20/07	(5,200)
(300)	McDonald's Corp., strike price $52.50, expires 09/24/07	(18,000)
(23,000)	McDonald's Corp., strike price $53, expires 09/28/07	(9,462)
(82,000)	Merck & Co., Inc., strike price $51.55, expires 08/17/07	(44,042)
(1,040)	Merck & Co., Inc., strike price $52.50, expires 09/24/07	(104,000)
(525)	Mercury General Corp., strike price $56.25, expires 08/10/07	(52)
(48,800)	National City Corp., strike price $33.73, expires 10/01/07	(9,579)
(165,000)	National City Corp., strike price $35.75, expires 11/02/07	(16,913)
(40,000)	National Fuel Gas Co., strike price $46.20, expires 10/19/07	(34,624)
(24,300)	Old Republic Intl. Corp., strike price $20.87, expires 09/21/07	(6,405)
(460)	Otter Tail Corp., strike price $35, expires 10/22/07	(11,500)
(131,000)	Pfizer, Inc., strike price $25, expires 10/22/07	(70,452)
(300,000)	Pfizer, Inc., strike price $26.50, expires 09/21/07	(41,130)
(175,000)	Pfizer, Inc., strike price $26.75, expires 08/07/07	(2)
(150,000)	Pfizer, Inc., strike price $26.75, expires 08/17/07	(825)
(100,000)	Pfizer, Inc., strike price $27.80, expires 08/03/07	(1)
(100,000)	Pfizer, Inc., strike price $27.80, expires 08/17/07	(60)
(553)	Pinnacle West Capital Corp., strike price $40, expires 10/22/07	(38,710)
(740)	Pitney Bowes, Inc., strike price $48, expires 09/14/07	(43,149)
(250)	Pitney Bowes, Inc., strike price $48.13, expires 08/27/07	(16,665)
(20,000)	Pitney Bowes, Inc., strike price $48.50, expires 09/21/07	(10,756)
(20,000)	Pitney Bowes, Inc., strike price $49, expires 10/19/07	(14,118)
(215)	PPG Industries, Inc., strike price $75, expires 08/20/07	(56,975)
(30,000)	PPG Industries, Inc., strike price $77.70, expires 09/28/07	(73,842)
(475)	Procter & Gamble Co., strike price $65, expires 10/22/07	(45,125)
(800)	Progress Energy, Inc., strike price $46, expires 10/24/07	(60,368)
(800)	Progress Energy, Inc., strike price $46.25, expires 08/24/07	(23,496)
(550)	RPM Intl., Inc., strike price $22.50, expires 08/20/07	(71,500)
(445)	Stanley Works (The), strike price $65, expires 10/22/07	(28,925)
(685)	SunTrust Banks, Inc., strike price $90, expires 10/22/07	(95,900)
(36,000)	T. Rowe Price Group, Inc., strike price $51.49, expires 08/17/07	(56,621)
(400)	T. Rowe Price Group, Inc., strike price $55, expires 10/22/07	(72,000)
(1,000)	U.S. Bancorp, strike price $32.50, expires 09/24/07	(38,000)
(200)	U.S. Bancorp, strike price $35, expires 12/24/07	(9,000)
(220)	United Technologies Corp., strike price $70, expires 08/20/07	(90,200)
(500)	Universal Corp., strike price $65, expires 08/20/07	(10,000)
(180)	VF Corp., strike price $95, expires 08/20/07	(2,700)
(32,000)	Washington Federal, Inc., strike price $24.50, expires 08/17/07	(29)
(47,000)	Washington Federal, Inc., strike price $24.50, expires 09/21/07	(3,140)
(2,700)	Washington Mutual, Inc., strike price $42.50, expires 09/24/07	(108,000)
(145,000)	Washington Mutual, Inc., strike price $44, expires 08/17/07	(464)
(43,000)	Washington Mutual, Inc., strike price $44.50, expires 09/21/07	(4,128)
(700)	Washington Mutual, Inc., strike price $45, expires 08/20/07	(3,500)
(650)	Washington Mutual, Inc., strike price $45, expires 10/22/07	(26,000)
(305,000)	Wells Fargo & Co., strike price $36.50, expires 09/21/07	(156,191)
(201,000)	Wells Fargo & Co., strike price $36.50, expires 10/19/07	(162,710)
(195,000)	Wells Fargo & Co., strike price $36.96, expires 08/17/07	(12,499)
	Total Outstanding Call Options Written (premium received $(11,427,596))	(6,059,022)
	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(60)	Altria Group, Inc., strike price $65, expires 08/20/07	(5,700)
(160)	Coca-Cola Co. (The), strike price $52.50, expires 08/20/07	(16,000)
(225)	Eli Lilly & Co., strike price $55, expires 08/20/07	(34,875)
(470)	Exxon Mobil Corp., strike price $85, expires 08/20/07	(105,750)
(250)	Merck & Co., Inc., strike price $50, expires 08/20/07	(36,250)
(85)	Universal Corp., strike price $50, expires 08/20/07	(3,400)
	Total Outstanding Put Options Written (premium received $(125,888))	(201,975)
	Total Outstanding Options Written
	(premium received $(11,553,484))	(6,260,997)
Total Investments net of outstanding options written—99.3%		$970,201,339
Other assets in excess of liabilities—0.7%		6,436,993
Net Assets—100.0%		$976,638,332

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Represents current yield as of July 31, 2007.

[3]	Rate shown is the yield to maturity as of the date of purchase.

[4]	Cost for federal income tax purposes is $1,013,659,877. The net unrealized depreciation on a tax basis is $37,197,541, consisting of $32,519,148 gross unrealized appreciation and $69,716,689 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Dividend Achievers Trust

	By:	/s/ Donald C. Burke
Donald C. Burke Treasurer of BlackRock Enhanced Dividend Achievers Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Kapito
Robert S. Kapito, President (principal executive officer) of BlackRock Enhanced Dividend Achievers Trust

Date: September 20, 2007

	By:	/s/ Donald C. Burke
Donald C. Burke, Treasurer (principal financial officer) of BlackRock Enhanced Dividend Achievers Trust

Date: September 20, 2007